LONG-TERM DEBT (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note Payable, monthly installment	$ 2,239,780	$ 875,000
Canfield [Member]
Long Term Gross		5,216	$ 13,739
Less principal due within one year		(3,152)	(8,241)
Total Long Term debt		2,064	5,498
Long-term Debt One [Member]
Note Payable, monthly installment		352
Long Term Gross		0	2,782
Long-term Debt Two [Member]
Note Payable, monthly installment		299
Long Term Gross		5,216	8,532
Long-term Debt Three [Member]
Note Payable, monthly installment		350
Long Term Gross		$ 0	$ 2,425